VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—93.7%
Colorado—10.8%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	$ 140	$ 151
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,069
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,037
State of Colorado, Certificates of Participation 6.000%, 12/15/39	125	144
		2,401

District of Columbia—1.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	415	432
Florida—5.9%
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	345	365
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	350	393
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AGM Insured) 5.750%, 9/1/54	250	269
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	275	288
		1,315

Idaho—4.8%
Idaho Housing & Finance Association, Sales Tax Revenue, Series A 5.250%, 8/15/48	1,000	1,068
Illinois—3.9%
State of Illinois, General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	800	868
Louisiana—1.8%
State of Louisiana, General Obligation, Series E 5.000%, 9/1/31	350	389
Massachusetts—2.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A
5.000%, 7/1/41	250	271
5.250%, 7/1/52	235	250
		521

Nevada—1.1%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	249
	Par Value	Value

New Jersey—1.6%
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.000%, 6/15/36	$ 315	$ 346
New York—14.2%
City of New York, General Obligation,
Series B-1 5.250%, 10/1/47	500	526
Series D-1 5.500%, 5/1/44	1,000	1,076
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	210	221
New York City Transitional Finance Authority, Income Tax Revenue, Series G-1
5.000%, 5/1/41	300	321
5.000%, 5/1/52	500	519
New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/42	300	320
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	160	161
		3,144

Oklahoma—2.8%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	575	616
Oregon—5.8%
Port of Portland, Airport Revenue, Series 24A 5.000%, 7/1/47	1,000	1,010
State of Oregon, General Obligation, Series D 5.000%, 6/1/42	250	268
		1,278

Pennsylvania—8.3%
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	399
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/40	1,000	1,059
Series B 5.250%, 12/1/52	350	369
		1,827

South Carolina—2.6%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/43	545	572
Texas—12.9%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	126
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Texas—continued
City of Fort Worth, Water & Sewer System Revenue 5.000%, 2/15/30	$ 125	$ 131
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	496
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	300	342
Port Authority of Houston of Harris County Texas, General Obligation, Series A (AMT) 5.000%, 10/1/36	500	511
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	200	214
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,036
		2,856

Utah—1.7%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	355	381
Washington—10.1%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	1,420	1,425
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	223
State of Washington, General Obligation, Series A 5.000%, 8/1/38	530	585
		2,233

	Par Value	Value

	Wisconsin—1.1%
Public Finance Authority Revenue 4.000%, 8/1/59(2)	$ 250	$ 250
	Total Municipal Bonds (Identified Cost $21,242)	20,746

	Total Long-Term Investments—93.7% (Identified Cost $21,242)	20,746

	TOTAL INVESTMENTS—93.7% (Identified Cost $21,242)	$20,746
	Other assets and liabilities, net—6.3%	1,392
	NET ASSETS—100.0%	$22,138

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
PSF-GTD	Permanent School Fund Guarantee Program
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At March 31, 2025, 12.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$20,746	$20,746
Total Investments	$20,746	$20,746
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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